First time adoption of IFRS	12 Months Ended
Jun. 30, 2012
Differences Between Canadian and United States Generally Accepted Accounting Principles (Gaap) [Abstract]
First time adoption of IFRS
15.	First time adoption of IFRS

The Company has adopted IFRS on July 1, 2011 with a transition date of July 1, 2010. These consolidated financial statements for the year ended June 30, 2012 are the Company’s first annual financial statements in accordance with IFRS 1. This note explains the adjustments made by the Company in converting its GAAP statement of financial position at July 1, 2010 and June 30, 2011. Under IFRS 1, First Time Adoption of International Financial Reporting Standards, IFRS are applied retrospectively at the transition date with all adjustments to assets and liabilities as stated under GAAP taken to accumulated deficit unless certain exemptions are applied. The Company elected to take the following IFRS 1 optional exemptions:

(a)	IFRS 3 (Revised) Business combinations has not been applied to acquisitions of subsidiaries or of interest in associates and joint ventures that occurred before July 1, 2010.

(b)	Share-based payment

IFRS 1 encourages, but does not require, first-time adopters to apply IFRS 2 Share-based Payment to equity instruments that were granted on or before November 7, 2002, or equity instruments that were granted subsequent to November 7, 2002 and vested before the date of transition to IFRS. The Company has elected not to apply IFRS 2 to awards which had vested prior to the date of transition.

IFRS 1 also outlines specific guideline that a first-time adopter must adhere to under certain circumstances. The Company has applied the following guideline to its opening statement of financial position dated July 1, 2010:

(c)	Estimates

IFRS 1 requires that an entity’s estimates under IFRS at the date of transition to IFRS must be consistent with estimates made for the same date under the entity’s previous GAAP, unless there is objective evidence that those estimates were in error. The Company’s IFRS estimates as of July 1, 2010 are consistent with its Canadian GAAP estimates for the same date.

Below is the Company’s consolidated statement of financial position as at the transition date of July 1, 2010 under IFRS.

			Effect of
		Canadian	transition
	Note	GAAP	to IFRS	IFRS
		$	$	$
Assets
Current assets
Cash and cash equivalents		4,560,493	-	4,560,493
Trade and other receivables		355,471	-	355,471
Prepaid expenses		130,953	-	130,953
Total current assets		5,046,917	-	5,046,917

Equipment		497,960	-	497,960
Mineral interests		42,647,361	-	42,647,361
Total assets		48,192,238	-	48,192,238

Liabilities
Current liabilities
Trade and other payables		541,627	-	541,627
Total current liabilities		541,627	-	541,627

Equity
Share capital		63,556,255	-	63,556,255
Share option reserve	(i)	4,089,747	(459,674)	3,630,073
Warrant reserve	(ii)	-	523,106	523,106
Deficit	(i)	(19,995,391)	(63,432)	(20,058,823)
Total equity		47,650,611	-	47,650,611
Total liabilities and equity		48,192,238	-	48,192,238

IFRS employs a conceptual framework that is similar to Canadian GAAP. While the adoption of IFRS has not changed the actual cash flows of the Company, the adoption has resulted in changes to the reported financial position and results of operations of the Company. Presented below are reconciliations prepared by the Company to reconcile to IFRS the assets, liabilities, equity, net loss and cash flows of the Company from those reported under Canadian GAAP:

(a)	Total equity

The following is a reconciliation of the Company’s equity reported in accordance with Canadian GAAP to its equity under IFRS as at June 30, 2011:

						Total
			Share option	Warrant		shareholders'
	Note	Share capital	reserve	reserve	Deficit	equity
		$	$	$	$	$

As reported under Canadian GAAP		74,543,371	5,506,745	-	(22,969,189)	57,080,927
Share-based compensation	(i)	-	57,045	-	(57,045)	-
Reclassifications	(ii)	-	(1,271,032)	1,271,032	-	-
As reported under IFRS		74,543,371	4,292,758	1,271,032	(23,026,234)	57,080,927

(b)	Total comprehensive loss

		Year ended
		June 30,
	Note	2011
		$

Net loss and total comprehensive loss for the period under Canadian GAAP		2,973,798
Adjustments for differing accounting treatments:
Share-based compensation	(i)	(6,387)

Total loss and comprehensive loss for the period under IFRS		2,967,411

(c)	Cash flows

The adoption of IFRS has had no impact on the net cash flows of the Company. The changes made to the statements of financial position and statements of net loss and comprehensive loss have resulted in reclassifications of various amounts on the statements of cash flows, however as there have been no changes to the net cash flows, no reconciliations have been presented. Under IFRS, the Company is presenting cash interest received as an investing activity and cash interest paid as a financing activity, whereas these were included as an operating activity under Canadian GAAP.

Notes to the IFRS reconciliation above:

(i)	Share-based compensation

IFRS requires each tranche of a share-based award with different vesting dates to be considered a separate grant for purpose of fair value calculation, and the resulting fair value is amortized over the vesting period of the respective tranches. Furthermore, forfeiture estimates are recognized on the grant date and revised for actual forfeitures in subsequent periods.

Under Canadian GAAP, the fair value of share-based awards with graded vesting was calculated as one single grant and the resulting fair value was recognized on a straight-line basis over the longest vesting period. Forfeitures of awards were only recognized in the period the forfeiture occurred.

As a result, share-based compensation at July 1, 2010 was increased by $63,432, with the respective adjustments in share option reserve and deficit as at July 1, 2010.

During the year ended June 30, 2011, share-based compensation was decreased by $6,387, with the respective adjustments in share option reserve and salaries and benefits expense.

(ii)	Reclassifications

Upon transition to IFRS, the Company has reclassified amounts relating to the fair value allocated to warrants previously included in contributed surplus to a separate warrant reserve.